UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

Michael W. Stockton
Treasurer
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 – Schedule of Investments

Unaudited schedule of investments dated July 31, 2007

Washington Mutual Investors FundSM
Investment portfolio

July 31, 2007		unaudited

		Market value
Common stocks — 97.13%	Shares	(000)

ENERGY — 12.47%
Apache Corp.	4,000,000	$323,360
Baker Hughes Inc.	4,670,000	369,163
Chevron Corp.	37,879,800	3,229,632
ConocoPhillips	11,700,000	945,828
EOG Resources, Inc.	6,930,000	485,793
Exxon Mobil Corp.	31,515,000	2,682,872
Halliburton Co.	5,830,000	209,997
Marathon Oil Corp.	23,225,224	1,282,032
Occidental Petroleum Corp.	2,500,000	141,800
Schlumberger Ltd.	11,085,000	1,049,971
		10,720,448

MATERIALS — 3.49%
Air Products and Chemicals, Inc.	4,000,000	345,480
Alcoa Inc.	14,050,000	536,710
CRH PLC (ADR)	2,000,000	89,740
E.I. du Pont de Nemours and Co.	15,000,000	700,950
MeadWestvaco Corp.	1,200,000	39,048
Newmont Mining Corp.	4,700,000	196,225
PPG Industries, Inc.	5,474,700	417,555
Weyerhaeuser Co.	9,450,000	673,218
		2,998,926

INDUSTRIALS — 14.14%
3M Co.	3,500,000	311,220
Boeing Co.	9,000,000	930,870
Caterpillar Inc.	9,422,191	742,468
Deere & Co.	4,300,000	517,806
Eaton Corp.	1,200,000	116,616
Emerson Electric Co.	3,400,000	160,038
General Dynamics Corp.	2,950,000	231,752
General Electric Co.	88,730,000	3,439,175
Illinois Tool Works Inc.	7,100,000	390,855
Ingersoll-Rand Co. Ltd., Class A	3,400,000	171,088
Lockheed Martin Corp.	2,000,000	196,960
Northrop Grumman Corp.	13,200,000	1,004,520
Pitney Bowes Inc.	4,000,000	184,400
R.R. Donnelley & Sons Co.	3,250,000	137,345
Raytheon Co.	3,000,000	166,080
Southwest Airlines Co.	10,500,000	164,430
Tyco International Ltd.	4,423,750	209,199

		unaudited

		Market value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Union Pacific Corp.	1,400,000	$166,796
United Parcel Service, Inc., Class B	25,372,900	1,921,236
United Technologies Corp.	13,605,000	992,757
		12,155,611

CONSUMER DISCRETIONARY — 7.98%
Best Buy Co., Inc.	13,145,000	586,136
Carnival Corp., units	16,100,000	713,391
Gannett Co., Inc.	3,250,000	162,175
Harley-Davidson, Inc.	3,800,000	217,816
Home Depot, Inc.	7,300,000	271,341
Johnson Controls, Inc.	6,279,400	710,514
Limited Brands, Inc.	16,657,155	402,270
Lowe’s Companies, Inc.	52,800,000	1,478,928
McDonald’s Corp.	7,000,000	335,090
News Corp., Class A	11,060,000	233,587
Omnicom Group Inc.	1,150,000	59,651
Target Corp.	20,500,000	1,241,685
TJX Companies, Inc.	4,300,000	119,325
VF Corp.	3,800,000	326,002
		6,857,911

CONSUMER STAPLES — 7.53%
Avon Products, Inc.	14,120,700	508,487
Coca-Cola Co.	26,755,000	1,394,203
ConAgra Foods, Inc.	4,400,000	111,540
H.J. Heinz Co.	2,270,000	99,335
Kellogg Co.	5,000,000	259,050
Kimberly-Clark Corp.	7,700,000	517,979
PepsiCo, Inc.	18,002,500	1,181,324
Procter & Gamble Co.	4,843,100	299,594
SYSCO Corp.	8,300,000	264,604
Unilever NV (New York registered)	1,647,700	49,859
Walgreen Co.	12,600,000	556,668
Wal-Mart Stores, Inc.	20,222,300	929,215
Wm. Wrigley Jr. Co.	5,154,100	297,289
		6,469,147

HEALTH CARE — 12.67%
Abbott Laboratories	23,820,000	1,207,436
Aetna Inc.	5,170,000	248,522
Amgen Inc.[1]	9,626,000	517,301
Bristol-Myers Squibb Co.	50,590,000	1,437,262
Cardinal Health, Inc.	7,750,000	509,407
CIGNA Corp.	3,270,000	168,863
Eli Lilly and Co.	23,445,000	1,268,140
Johnson & Johnson	12,150,000	735,075
McKesson Corp.	2,500,000	144,400
Medtronic, Inc.	13,650,000	691,645
Merck & Co., Inc.	33,260,000	1,651,359
Pfizer Inc	34,780,500	817,690
UnitedHealth Group Inc.	4,470,000	216,482
Wyeth	26,350,000	1,278,502
		10,892,084

		unaudited

		Market value
Common stocks	Shares	(000)

FINANCIALS — 18.65%
AFLAC Inc.	3,505,000	$182,681
Allstate Corp.	6,500,000	345,475
American International Group, Inc.	12,526,600	803,957
Aon Corp.	3,000,000	120,120
Bank of America Corp.	31,490,000	1,493,256
Bank of New York Mellon Corp.	17,341,018	737,860
Citigroup Inc.	41,921,000	1,952,261
Fannie Mae	29,607,700	1,771,725
Fifth Third Bancorp	3,850,000	142,027
Freddie Mac	11,540,000	660,896
HSBC Holdings PLC (ADR)	5,172,000	481,824
JPMorgan Chase & Co.	33,700,000	1,483,137
Lincoln National Corp.	5,850,000	352,872
Marsh & McLennan Companies, Inc.	21,522,900	592,956
MGIC Investment Corp.	1,600,000	61,856
State Street Corp.	1,500,000	100,545
SunTrust Banks, Inc.	800,000	62,640
Travelers Companies, Inc.	2,500,000	126,950
U.S. Bancorp	23,200,000	694,840
Wachovia Corp.	18,650,000	880,466
Washington Mutual, Inc.	32,950,000	1,236,613
Wells Fargo & Co.	41,960,000	1,416,989
XL Capital Ltd., Class A	4,225,000	328,958
		16,030,904

INFORMATION TECHNOLOGY — 8.67%
Dell Inc.[1]	2,000,000	55,940
Hewlett-Packard Co.	23,585,000	1,085,618
Intel Corp.	35,750,000	844,415
International Business Machines Corp.	20,575,000	2,276,624
Linear Technology Corp.	8,165,000	291,082
Maxim Integrated Products, Inc.	4,000,000	126,800
Microsoft Corp.	51,140,000	1,482,549
Motorola, Inc.	4,700,000	79,853
Oracle Corp.[1]	34,191,943	653,750
Paychex, Inc.	2,000,000	82,760
SAP AG (ADR)	1,000,000	53,920
Texas Instruments Inc.	11,950,000	420,520
		7,453,831

TELECOMMUNICATIONS SERVICES — 5.97%
AT&T Inc.	73,962,500	2,896,371
Sprint Nextel Corp., Series 1	50,689,360	1,040,653
Verizon Communications Inc.	28,055,799	1,195,738
		5,132,762

UTILITIES — 4.89%
Ameren Corp.	4,700,000	225,506
American Electric Power Co., Inc.	7,100,000	308,779
Constellation Energy Group, Inc.	3,500,000	293,300
Dominion Resources, Inc.	3,470,000	292,243
Entergy Corp.	4,500,000	449,820
Exelon Corp.	18,300,000	1,283,745
FPL Group, Inc.	4,000,000	230,920

		unaudited

		Market value
Common stocks	Shares	(000)

UTILITIES (continued)
NiSource Inc.	2,500,000	$47,675
PPL Corp.	1,500,000	70,710
Public Service Enterprise Group Inc.	7,950,000	684,893
Southern Co.	7,000,000	235,480
Xcel Energy Inc.	4,000,000	81,200
		4,204,271

MISCELLANEOUS — 0.67%
Other common stocks in initial period of acquisition		574,924

Total common stocks (cost: $58,792,138,000)		83,490,819

	Principal amount
Short-term securities — 3.23%	(000)

Abbott Laboratories 5.24% due 9/10/2007[2]	$77,500	77,037
American Express Credit Corp. 5.21% due 8/20/2007	25,000	24,928
AT&T Inc. 5.24%–5.27% due 8/22–8/29/2007[2]	90,950	90,632
Bank of America Corp. 5.225%–5.245% due 9/13–10/10/2007	110,000	109,076
Ranger Funding Co. LLC 5.265%–5.28% due 8/14–8/29/2007[2]	47,300	47,168
CAFCO, LLC 5.26% due 9/21/2007[2]	24,500	24,322
Ciesco LLC 5.27% due 8/17/2007[2]	20,000	19,950
Citigroup Funding Inc. 5.245% due 8/16–10/30/2007	118,800	117,503
Caterpillar Financial Services Corp. 5.22% due 8/8/2007	22,520	22,494
Clipper Receivables Co., LLC 5.245%–5.255% due 8/1–8/24/2007[2]	130,000	129,854
Coca-Cola Co. 5.20%–5.22% due 8/14–10/23/2007[2]	106,400	105,799
E.I. duPont de Nemours and Co. 5.22% due 9/14/2007[2]	50,000	49,674
Edison Asset Securitization LLC 5.23% due 9/4/2007[2]	40,000	39,797
Emerson Electric Co. 5.22% due 8/13/2007[2]	25,000	24,953
Fannie Mae 5.11%–5.15% due 8/15–10/17/2007	159,400	158,355
Federal Home Loan Bank 5.115%–5.14% due 8/3–9/7/2007	75,000	74,772
Freddie Mac 5.14% due 8/20–10/15/2007	76,050	75,382
Hershey Co. 5.21% due 8/9/2007[2]	27,700	27,664
Hewlett-Packard Co. 5.24%–5.25% due 9/20–9/24/2007[2]	106,600	105,816
Honeywell International Inc. 5.16%–5.22% due 8/22–9/14/2007[2]	122,069	121,444
HSBC Finance Corp. 5.21% due 9/5/2007	27,700	27,561
IBM Capital Inc. 5.19% due 9/10/2007[2]	4,900	4,871
IBM Corp. 5.21%–5.22% due 8/29–8/30/2007[2]	99,900	99,478
Illinois Tool Works Inc. 5.22% due 8/8/2007	25,000	24,971
International Lease Finance Corp. 5.205%–5.24% due 8/1–9/7/2007	123,200	122,895
Johnson & Johnson 5.19% due 8/24/2007[2]	39,900	39,767
Jupiter Securitization Co., LLC 5.23%–5.34% due 8/1–8/7/2007[2]	48,000	47,975
NetJets Inc. 5.19%–5.23% due 8/1–9/5/2007[2]	65,000	64,838
Paccar Financial Corp. 5.20% due 8/9–10/4/2007	49,800	49,607
Park Avenue Receivables Co., LLC 5.24%–5.27% due 9/6–10/12/2007[2]	132,769	131,672
Private Export Funding Corp. 5.21% due 8/13/2007[2]	41,000	40,923
Procter & Gamble International Funding S.C.A. 5.21%–5.24% due 9/6–10/19/2007[2]	187,700	186,344
Three Pillars Funding, LLC 5.27%–5.28% due 8/22–8/29/2007[2]	53,882	53,673
Triple-A One Funding Corp. 5.27% due 8/7/2007[2]	47,534	47,485
United Parcel Service Inc. 5.18% due 9/28/2007[2]	25,000	24,795

		unaudited

	Principal amount	Market value
Short-term securities	(000)	(000)

United Technologies Corp. 5.23% due 8/23/2007[2]	$ 25,000	$24,916
Variable Funding Capital Corp. 5.265% due 8/10–8/16/2007[2]	112,400	112,191
Wal-Mart Stores Inc. 5.18%–5.20% due 9/5–10/30/2007[2]	198,500	196,889
Wm. Wrigley Jr. Co. 5.22% due 9/10/2007[2]	15,500	15,408
Yale University 5.24% due 9/7/2007	10,000	9,945

Total short-term securities (cost: $2,772,538,000)		2,772,824

Total investment securities (cost: $61,564,676,000)		86,263,643
Other assets less liabilities		(310,684)

Net assets		$85,952,959

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Security did not produce income during the last 12 months.
[2]Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,955,335,000, which represented 2.27% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information		(dollars in thousands)

Gross unrealized appreciation on investment securities		$25,210,287
Gross unrealized depreciation on investment securities		(540,292)
Net unrealized appreciation on investment securities		24,669,995
Cost of investment securities for federal income tax purposes		61,593,648

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

ITEM 2 - - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded,  based  on  their  evaluation  of the  Registrant's  disclosure controls and  procedures  (as such  term is  defined  in Rule  30a-3  under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably  designed to achieve the purposes  described in paragraph (c) of such rule.

There were no changes in the  Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's  last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal controls over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By  /s/ Jeffrey L. Steele, President
    and Principal Executive Officer
Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/  Jeffrey L. Steele, President
    and Principal Executive Officer
Date: September 27, 2007

 By /s/ Michael W. Stockton, Vice President, Treasurer
            and Principal Financial Officer
Date: September 27, 2007